Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurements

NOTE 7. FAIR VALUE MEASUREMENTS

The Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Board Accounting Standards Codification (“ASC”) defines fair value as the price at which an asset could be exchanged in a current transaction between knowledgeable, willing parties. A liability’s fair value is defined as the amount that would be paid to transfer the liability to a new obligor, not the amount that would be paid to settle the liability with the creditor.

Assets and liabilities measured at fair value are categorized based upon the level of judgment associated with the inputs used to measure their fair value. Hierarchical levels are directly related to the amount of subjectivity associated with the inputs to a fair valuation of these assets and liabilities and are based on (i) unadjusted quoted prices that are available in active markets for the identical assets or liabilities at the measurement date (Level 1); (ii) quoted prices in non-active markets or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability (Level 2); and (iii) prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement (Level 3).

The Company has recorded the Riverwood Warrants, the September 2012 Warrants and the Pegasus Commitment (each as defined in Note 9 below) and the Pegasus Warrant (defined in Note 8 below) at their fair values using the Monte Carlo valuation method and they are valued on a recurring basis at the end of each reporting period.

The following table sets forth by level within the fair value hierarchy the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis as of September 30, 2013, according to the valuation techniques the Company used to determine their fair values:

	Fair Value Measurement as of September 30, 2013
	Quoted Price in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Level 1	Level 2	Level 3
Assets (Recurring):
Pegasus Commitment	$—	$—	$1,600,000

Liabilities (Recurring):
Riverwood Warrants	$—	$—	$6,639,952
September 2012 Warrants	—	—	1,600,000
Pegasus Warrant	—	—	3,700,000

	$—	$—	$11,939,952

The following table is a reconciliation of the beginning and ending balances for assets and liabilities that were accounted for at fair value on a recurring basis using Level 3 inputs as defined above for the nine months ended September 30, 2013:

	Total	Pegasus Commitment	Riverwood Warrants	September 2012 Warrant	Pegasus Warrant
Beginning balance, December 31, 2012	$(7,960,705)	$1,360,000	$(7,960,705)	$(1,360,000)	$—
Realized and unrealized gains (losses) included in net loss	1,320,753	240,000	1,320,753	(240,000)	—
Purchases, sales, issuances and settlements	(3,700,000)	—	—	—	(3,700,000)
Transfers in or out of Level 3	—	—	—	—	—

Ending balance, September 30, 2013	$(10,339,952)	$1,600,000	$(6,639,952)	$(1,600,000)	$(3,700,000)

As of September 30, 2013, the Company had no financial assets or liabilities that were accounted for at fair value on a non-recurring basis.

NOTE 4: FAIR VALUE MEASUREMENTS

Cash and cash equivalents, accounts receivable, accounts payable, amounts due under lines of credit and other short term borrowings, accrued expenses and other current liabilities are carried at book value amounts, which approximate fair value due to the short-term maturity of these instruments.

The Company reviewed the amortizable intangible assets acquired in the acquisition of LSGBV for impairment as of September 30, 2012 primarily due to LSGBV’s ongoing negative cash flows from operations, and these intangible assets were accounted for at fair value on a non-recurring basis, using Level 3 valuation inputs and were written down to their estimated fair values

After the Company completed its annual goodwill impairment test as of September 30, 2011, goodwill and amortizable intangible assets related to the acquisition of LED Effects were accounted for at fair value on a non-recurring basis, using Level 3 valuation inputs and were written down to their estimated fair values.

The Company’s Series G Preferred Stock was classified as a liability and was carried at its accreted value, which approximated its fair value. The Repurchase Obligation (as defined in Note 9 below) was initially recorded at fair value and was marked to fair value each quarter until it was redeemed on May 25, 2012. The Riverwood Warrant, September 2012 Warrants and the Pegasus Commitment (each as defined in Note 9 below) were initially recorded at fair value and are marked to fair value each quarter. The Company has applied liability accounting to the Series F Preferred Stock (defined in Note 10) and Series G Preferred Stock, which were initially measured at fair value and subsequently measured at present value of the amount to be paid at settlement.

The following table sets forth by level within the fair value hierarchy the Company’s financial assets and liabilities that were accounted for at fair value on a non-recurring basis as of December 31, 2012, according to the valuation techniques the Company used to determine their fair values:

	Fair Value Measurement as of December 31, 2012
	Quoted Price in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Level 1	Level 2	Level 3
Assets (Non-recurring):
Property and equipment	$—	$—	$950,000
Intangible assets	—	—	864,410

	$—	$—	$1,814,410

Assets (Recurring):
Pegasus Commitment	$—	$—	$1,360,000

Liabilities (Recurring):
Riverwood Warrant	$—	$—	$7,960,705
September 2012 Warrants	—	—	1,360,000

	$—	$—	$9,320,705

The following table is a reconciliation of the beginning and ending balances for assets and liabilities that were accounted for at fair value on a recurring basis using Level 3 inputs as defined above for the year ended December 31, 2012:

		Pegasus	Riverwood	September 2012
	Total	Commitment	Warrant	Warrant
Beginning balance, December 31, 2011	$—	$—	$—	$—
Unrealized losses included in net loss	8,503,480	—	8,503,480	—
Purchases, sales, issuances and settlements	(16,464,185)	1,360,000	(16,464,185)	(1,360,000)
Transfers in or out of Level 3	—	—	—	—

Ending balance, December 31, 2012	$(7,960,705)	$1,360,000	$(7,960,705)	$(1,360,000)

As of December 31, 2011, the Company had goodwill and intangible assets that were accounted for at fair value on a non-recurring basis using Level 3 inputs within the fair value hierarchy. The fair value measurement as of December 31, 2011, was $0 for both the goodwill and intangible assets.

The Company had financial assets that were accounted for at fair value on a recurring basis during the year ended December 31, 2012 related to Series H and Series I Preferred Stock and Warrants (Note 9). As of December 31, 2011, the Company had no financial assets or liabilities that were accounted for at fair value on a recurring basis.